UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (b) (95.3%)
	Austria (1.4%)
	Major Telecommunications
249,758	Telekom Austria AG	$3,511,296

	Belgium (1.2%)
	Other Metals/Minerals
161,399	Umicore	3,010,314

	France (8.7%)
	Electric Utilities
93,528	Electricite de France (EDF) (c)	4,578,622

	Electrical Products
76,082	Schneider Electric S.A.	4,839,037

	Gas Distributors
166,625	Gaz de France (GDF)	6,394,848

	Major Banks
132,027	BNP Paribas	5,058,353

	Total France	20,870,860

	Germany (11.2%)
	Industrial Conglomerates
79,863	MAN AG	3,497,444
116,814	Siemens AG (Registered Shares) (c)	6,548,782
		10,046,226
	Multi-Line Insurance
57,796	Allianz SE (Registered Shares)	4,864,285
43,045	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	5,723,830
		10,588,115
	Pharmaceuticals: Other
116,520	Bayer AG	6,219,253

	Total Germany	26,853,594

	Italy (3.6%)
	Integrated Oil
404,883	Eni SpA	8,590,483

	Netherlands (4.4%)
	Major Telecommunications
448,347	Koninklijke (Royal) KPN NV	5,988,272

	Publishing: Books/Magazines
251,229	Wolters Kluwer NV	4,524,244

	Total Netherlands	10,512,516

	Spain (5.4%)
	Major Banks
507,791	Banco Bilbao Vizcaya Argentaria, S.A.	4,753,004

	Major Telecommunications
460,397	Telefonica S.A.	8,189,841

	Total Spain	12,942,845

	Switzerland (17.8%)
	Financial Conglomerates
374,280	UBS AG (Registered Shares)	4,706,583

	Food: Major Diversified
395,077	Nestle S.A. (Registered Shares)	13,659,457

	Multi-Line Insurance
26,130	Zurich Financial Services AG (Registered Shares)	4,718,402

	Pharmaceuticals: Major
206,693	Novartis AG (Registered Shares)	8,552,402
79,302	Roche Holding AG	11,150,347
		19,702,749

	Total Switzerland	42,787,191

	United Kingdom (41.6%)
	Aerospace & Defense
956,123	BAE Systems PLC	5,582,381
887,881	Rolls-Royce Group PLC (a)	4,279,848
		9,862,229
	Food Retail
1,166,078	Morrison (W.M.) Supermarkets PLC	4,564,777
1,360,567	Tesco PLC	7,046,527
		11,611,304
	Integrated Oil
501,153	BG Group PLC	6,917,737
603,770	Royal Dutch Shell PLC (A Shares)	15,169,245
		22,086,982
	Investment Managers
844,461	Man Group PLC	2,514,759

	Life/Health Insurance
606,186	Prudential PLC	2,920,199

	Major Banks
976,052	HSBC Holdings PLC	7,616,590

	Other Metals/Minerals
231,243	Anglo American PLC	4,189,558

	Pharmaceuticals: Major
529,367	GlaxoSmithKline PLC	9,365,164

	Publishing: Books/Magazines
467,865	Reed Elsevier PLC	3,502,120

	Tobacco
315,397	British American Tobacco PLC	8,671,437
283,933	Imperial Tobacco Group PLC	7,776,960
		16,448,397
	Wireless Telecommunications
5,319,169	Vodafone Group PLC	9,913,124

	Total United Kingdom	100,030,426

	Total Common Stocks (Cost $300,309,290)	229,109,525

	Preferred Stocks (b) (1.6%)
	Germany
	Medical Specialties
69,623	Fresenius AG (Cost $5,533,680)	3,859,202

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (6.7%)
	Securities held as Collateral on Loaned Securities (c) (5.0%)
	Repurchase Agreements (1.4%)
$1,692	Bank of America Securities LLC (0.28% dated 1/30/09, due 02/02/09; proceeds $1,692,080; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Freddie Mac 5.00% due 09/01/38; valued at $1,725,898).	1,692,067

846	Barclay’s Capital (0.7125% dated 1/30/09, due 02/02/09; proceeds $846,123; fully collateralized by convertible bond securities at the date of this Portfolio of Investments as follows: General Motors 5.25% due 03/06/32; valued at $888,560).	846,090

846	Citigroup Global Markets Inc. (0.7125%, dated 1/30/09, due 02/02/09; proceeds $846,123; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Energen Corp., Hologic, Inc., IHC Inc., National Fuel Gas Co., PepsiAmericas, Inc. and QUALCOMM Inc.; valued at $888,443).	846,090

	Total Repurchase Agreements (Cost $3,384,247)	3,384,247

NUMBER OF
SHARES (000)
	Investment Company (e) (3.6%)

8,575	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $8,574,612)		8,574,612

	Total Securities held as Collateral on Loaned Securities (Cost $11,958,859)		11,958,859

	Investment Company (e) (1.7%)
4,118	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,117,528)		4,117,528

	Total Short-Term Investments (Cost $16,076,387)		16,076,387

	Total Investments (Cost $321,919,357) (f)	103.6%	249,045,114
	Liabilities in Excess of Other Assets	(3.6)	(8,683,547)
	Net Assets	100.0%	$240,361,567

(a)                               Non-income producing security.

(b)                               Securities with a total market value of $232,968,727 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)                                The values of loaned securities and related cash collateral outstanding at January 31, 2009 were $10,922,640 and $11,958,859, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                               At January 31, 2009, investments in securities of issuers in United Kingdom 41.6% and Switzerland 17.8% represented 59.4% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(e)                                The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)                                   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments January 31, 2009  (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Integrated Oil	$30,677,466		12.3%
Pharmaceuticals: Major	29,067,913		11.7
Major Telecommunications	17,689,409		7.1
Major Banks	17,427,947		7.0
Tobacco	16,448,397		6.6
Short-Term Investments	16,076,387		6.5
Multi-Line Insurance	15,306,516		6.1
Food: Major Diversified	13,659,457		5.5
Food Retail	11,611,304		4.7
Industrial Conglomerates	10,046,226		4.0
Wireless Telecommunications	9,913,124		4.0
Aerospace & Defense	9,862,229		4.0
Publishing: Books/Magazines	8,026,364		3.2
Other Metals/Minerals	7,199,872		2.9
Gas Distributors	6,394,848		2.6
Pharmaceuticals: Other	6,219,253		2.5
Electrical Products	4,839,037		1.9
Financial Conglomerates	4,706,583		1.9
Electric Utilities	4,578,622		1.8
Medical Specialties	3,859,202		1.5
Life/Health Insurance	2,920,199		1.2
Investment Managers	2,514,759		1.0

	$249,045,114	*	100.0%

* Does not include open forward foreign currency contracts with net urealized appreciation of $1,763.

Forward Foreign Currency Contract Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$755,780	EUR	589,854	02/03/2009	1,803
CHF	1,467,590		$1,261,467	02/03/2009	$(1,140)
GBP	466,576		$667,436	02/03/2009	1,100

Net Unrealized Appreciation					$1,763

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro.
GBP	British Pound

MS European Equity Fund

Notes to the Portfolio of Investments

FAS 157

1/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                            Level 1 — quoted prices in active markets for identical investments

•                                            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$249,045,114	$12,692,140	$236,352,974	—
Other Financial Instruments*	1,763	—	1,763	—
Total	$249,046,877	$12,692,140	$236,354,737	—

* Other financial instruments include forward contracts.

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the new York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009